ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - BALANCE SHEETS (Detail) (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000
Ordinary shares, issued	1,351,540,382	1,404,679,067
Ordinary shares, outstanding	1,259,138,299	1,311,270,775
Treasury shares, shares	92,402,083	93,408,292
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000
Ordinary shares, issued	1,351,540,382	1,404,679,067
Ordinary shares, outstanding	1,259,138,299	1,311,270,775
Treasury shares, shares	92,402,083	93,408,292